BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTNG POLICIES (Tables) - Spetner Associates Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SCHEDULE OF PROPERTY AND EQUIPMENT, NET ESTIMATED USEFUL LIVES
Property and Equipment Categories	Estimated Useful Life
Office equipment	5 - 7 Years
Furniture & fixtures	7 Years
IT equipment	5 Years
Automobiles	5 Years

Property and Equipment Categories	Estimated Useful Life
Office equipment	5 - 7 Years
Furniture & fixtures	7 Years
IT equipment	5 Years
Automobiles	5 Years

SCHEDULE OF DISAGGREGATION OF REVENUE	The following shows the disaggregation of the Company’s revenue:
	Three Months Ended
	March 31,
	2025	2024
Health	$5,092,398	$2,504,314
Life	12,769	54,245
Other	53,766	78,048
Total	$5,158,933	$2,636,607
The following shows the disaggregation of the Company’s revenue:
	Year Ended
	December 31,
	2024	2023
Health	$14,082,100	$7,526,071
Life	179,191	207,436
Other	412,831	218,363
Total	$14,674,122	$7,951,870

SCHEDULE OF CONCENTRATION RISK FROM REVENUES
	Three March Ended
	March 31,
	2025	2024
Insurance carrier A	47%	22%
Insurance carrier B	17%	28%
Insurance carrier C	12%	20%

	Year Ended
	December 31,
	2024	2023
Insurance carrier A	40%	30%
Insurance carrier B	26%	19%
Insurance carrier C	10%	15%

SCHEDULE OF CONCENTRATION RISK FROM ACCOUNTS RECEIVABLE
	March 31,	December 31,
	2025	2024
Customer A	68%	*
Customer B	20%	*
Customer C	12%	*
Customer D	*	71%
Customer E	*	11%

*	Represents amount less than 10%

	As of
	December 31,
	2024	2023
Customer A	*	54%
Customer B	*	24%
Customer C	*	10%
Customer D	71%	*
Customer E	11%	*

*	Represents amount less than 10%